Earnings per share - Diluted (Details) - BRL BRL / shares in Units, BRL in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator
Net income attributable to the shareholders of the Company	BRL 1,085,265	BRL 1,654,848	BRL 342,185
Denominator
Weighted average number of common shares outstanding	553,239,488	553,590,604	553,591,112
Stock options	751,022	892,132	687,840
Number of common shares outstanding adjusted according to dilution effect	553,990,510	554,482,736	554,278,952
Diluted earnings per share (in Reais)	BRL 1.96	BRL 2.98	BRL 0.62